Schedule I-Condensed Financial Information (Details) (USD $)	12 Months Ended			4 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Parent company	Dec. 31, 2012 Parent company	Dec. 31, 2011 Parent company
Statements of Income (Loss) and Comprehensive Income (Loss)
General and administrative expenses	$ (25,541,812)	$ (84,575,539)	$ (2,843,583)		$ (7,596,949)	$ (73,927,902)
Loss from operations	(11,943,573)	(106,917,828)	(8,366,412)		(7,596,949)	(73,927,902)
Equity in losses of subsidiaries and a variable interest entity				(6,657,478)	(1,875,125)	(33,343,623)
Net loss	(9,472,074)	(107,271,525)	(8,365,848)	(6,657,478)	(9,472,074)	(107,271,525)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)				(49,214,977)
Net loss attributable to ordinary shareholders	(9,472,074)	(156,486,502)	(8,365,848)	(6,657,478)	(9,472,074)	(156,486,502)
Comprehensive loss
Net loss	(9,472,074)	(107,271,525)	(8,365,848)	(6,657,478)	(9,472,074)	(107,271,525)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	994,606	(569,628)	(195,771)	(155,502)	994,606	(569,628)
Comprehensive loss	$ (8,477,468)	$ (107,841,153)	$ (8,561,619)	$ (6,812,980)	$ (8,477,468)	$ (107,841,153)